GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of carrying amount of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of beginning of the year	$ 35,145	$ 35,145
Goodwill acquired	34,072
Closing balance	$ 69,217	$ 35,145